January 12, 2006

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Rule 497(j)
Rainier Investment Management Mutual Funds (the “Trust”) on behalf of
Rainier Mid Cap Equity Portfolio (the “Fund”)
(File #33-73792 and 811-08270)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Rainier Investment Management Mutual Funds (the "Trust") on behalf of the Rainier Mid Cap Equity Portfolio, does not differ from that contained in Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on January 6, 2006.

If you have any questions, please do not hesitate to call me at (626) 914-7378.

Very truly yours,

/s/ Sardjono Kadiman

Sardjono Kadiman
Fund Administrator